Land use rights, net	12 Months Ended
Dec. 31, 2017
Land Use Rights, Net
Land use rights, net
12.	Land Use Rights, Net

	As of December 31,
	2016	2017
	RMB	RMB
Cost:
Land use rights	84,068	84,068
Less: Accumulated amortization	(1,541)	(3,222)
Land use rights, net	82,527	80,846

The lease period of the land use rights are from May 2016 to January 2066. Amortization expenses for land use rights for the years ended December 31, 2016 and 2017 were RMB1,541 and RMB1,681, respectively.